Operating leases - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 GBP (£)
Disclosure of operating lease [line items]
Operating lease expenses	$ 101	$ 86	$ 84
Contingent rent expenses	51	32	32
Income from sub-leases	$ 2	$ 2	2
Average remaining terms of leases	15 years	15 years
Minimum lease payments payable under non-cancellable operating lease	$ 509	$ 534
Future minimum rentals to be received under non-cancellable sub-leases	3	4
System Fund [member]
Disclosure of operating lease [line items]
Operating lease expenses	$ 5	$ 6	$ 7
UK Portfolio [member]
Disclosure of operating lease [line items]
Minimum lease payments payable under non-cancellable operating lease | £				£ 48
Remaining lease term	25 years